OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
Other non-current liabilities is comprised of the following:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Unfavorable contract liabilities (Note 10)	87,449	104,447
Non-current portion of operating lease liability	2,910	510
Others	3	765
Other non-current liabilities	90,362	105,722